Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The following is an analysis of certain items in the consolidated statements of operations by quarter for 2012 and 2011:

(in millions of dollars, except per share data)	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
2012
Net sales	$288.9	$438.7	$501.2	$529.7
Gross profit	79.8	124.3	151.2	178.1
Operating income	4.0	11.6	56.4	67.3
Income (loss) from continuing operations	(17.3)	94.2	55.2	(15.1)
Loss from discontinued operations, net of income taxes	(0.1)	—	—	(1.5)
Net income (loss)	$(17.4)	$94.2	$55.2	$(16.6)
Basic income (loss) per share:
Income (loss) from continuing operations	$(0.31)	$1.00	$0.49	$(0.13)
Loss from discontinued operations	$—	$—	$—	$(0.01)
Net income (loss)	$(0.31)	$1.00	$0.49	$(0.15)
Diluted income (loss) per share:
Income (loss) from continuing operations	$(0.31)	$0.98	$0.48	$(0.13)
Loss from discontinued operations	$—	$—	$—	$(0.01)
Net income (loss)	$(0.31)	$0.98	$0.48	$(0.15)
2011
Net sales	$298.4	$330.2	$339.1	$350.7
Gross profit	85.2	101.4	103.2	109.4
Operating income	13.3	30.6	35.4	35.9
Income (loss) from continuing operations	(9.0)	6.3	11.9	9.4
Income (loss) from discontinued operations, net of income taxes	0.9	37.4	(0.2)	—
Net income (loss)	$(8.1)	$43.7	$11.7	$9.4
Basic income (loss) per share:
Income (loss) from continuing operations	$(0.16)	$0.11	$0.22	$0.17
Income (loss) from discontinued operations	$0.02	$0.68	$—	$—
Net income (loss)	$(0.15)	$0.79	$0.21	$0.17
Diluted income (loss) per share:
Income (loss) from continuing operations	$(0.16)	$0.11	$0.21	$0.16
Income (loss) from discontinued operations	$0.02	$0.64	$—	$—
Net income (loss)	$(0.15)	$0.75	$0.20	$0.16